Derivative financial instruments and fair value measurement	12 Months Ended
Dec. 31, 2011
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Instruments Hedging Activities And Fair Value Measurement Disclosure [Text Block]

4. Derivative financial instruments and fair value measurement

The following table presents for each of the fair value hierarchies, the assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2011 and January 1, 2011:

December 31, 2011
		Fair value
		asset (liability)	Level 1	Level 2	Level 3
(a)	Commodity futures and forward contracts (1)
	Unrealized short-term derivative gain	2,125	34	2,091	-
	Unrealized long-term derivative gain	271	-	271	-
	Unrealized short-term derivative loss	(1,410)	-	(1,410)	-
	Unrealized long-term derivative loss	(70)	-	(70)	-
(b)	Inventories carried at market (2)	12,685	-	12,685	-
(c)	Interest rate swap (3)	(256)	-	(256)	-
(d)	Forward foreign currency contracts (4)	(149)	-	(149)	-
(e)	Contingent consideration(5)	(4,456)	-	-	(4,456)

January 1, 2011
		Fair value
		asset (liability)	Level 1	Level 2	Level 3
(a)	Commodity futures and forward contracts (1)
	Unrealized short-term derivative gain	9,093	-	9,093	-
	Unrealized long-term derivative gain	342	-	342	-
	Unrealized short-term derivative loss	(7,674)	(6,083)	(1,591)	-
	Unrealized long-term derivative loss	(6)	-	(6)	-
(b)	Inventories carried at market (2)	17,353	-	17,353	-
(c)	Interest rate swap (3)	(891)	-	(891)	-
(d)	Forward foreign currency contracts (4)	569	-	569	-
(e)	Contingent consideration (5)	(4,504)	-	-	(4,504)

(1)       Unrealized short-term derivative gain is included in prepaid expenses and other current assets, unrealized long-term derivative gain is included in other assets, unrealized short-term derivative loss is included in other current liabilities and unrealized long-term derivative loss is included in long-term liabilities on the consolidated balance sheets.

(2)       Inventories carried at market are included in inventories on the consolidated balance sheets.

(3)       The interest rate swap is included in long-term liabilities on the consolidated balance sheets.

(4)       The forward foreign currency contracts are included in accounts receivable on the consolidated balance sheets.

(5)       Contingent consideration obligations are included in long-term liabilities (including the current portion thereof) on the consolidated balance sheets.

(a)       Commodity futures and forward contracts

The Company's derivative contracts that are measured at fair value include exchange-traded commodity futures and forward commodity purchase and sale contracts. Exchange-traded futures are valued based on unadjusted quotes for identical assets priced in active markets and are classified as level 1. Fair value for forward commodity purchase and sale contracts is estimated based on exchange-quoted prices adjusted for differences in local markets. Local market adjustments use observable inputs or market transactions for similar assets or liabilities, and, as a result, are classified as level 2. Based on historical experience with the Company's suppliers and customers, the Company's own credit risk, and the Company's knowledge of current market conditions, the Company does not view non-performance risk to be a significant input to fair value for the majority of its forward commodity purchase and sale contracts.

These exchange-traded commodity futures and forward commodity purchase and sale contracts are used as part of the Company's risk management strategy, and represent economic hedges to limit risk related to fluctuations in the price of certain commodity grains, as well as the price of cocoa. These derivative instruments are not designated as hedges for accounting purposes. An $838 loss for the year ended December 31, 2011 and a gain of $1,503 for the year ended January 1, 2011 were recorded in cost of goods sold on the consolidated statements of operations related to changes in the fair value of these derivatives.

At December 31, 2011, the notional amounts of open corn and soybean commodity futures and forward purchase and sale contracts were as follows (in thousands of bushels):

		Number of bushels
		purchase (sale)
	Corn	Soybeans
Forward commodity purchase contracts	866	523
Forward commodity sale contracts	(659)	(854)
Commodity futures contracts	(379)	(348)

In addition, as at December 31, 2011, the Company had open forward contracts to sell 56 lots of cocoa.

(b) Inventories carried at market

Grains inventory carried at fair value is determined using quoted market prices from the CBoT. Estimated fair market values for grains inventory quantities at period end are valued using the quoted price on the CBoT adjusted for differences in local markets, and broker or dealer quotes. These assets are placed in level 2 of the fair value hierarchy, as there are observable quoted prices for similar assets in active markets. Gains and losses on commodity grains inventory are included in cost of sales on the consolidated statements of operations. At December 31, 2011, the Company had 230,737 bushels of commodity corn and 678,100 bushels of commodity soybeans, in inventories carried at market.

(c)        Interest rate swap

Opta Minerals utilizes an interest rate swap contract to minimize its exposure to interest rate risk. A notional amount of Cdn $17,200 (U.S. - $16,912) of floating rate debt was effectively converted to fixed rate debt at a rate of 5.25% for the period August 2008 to August 2012. At each period end, management calculates the mark-to-market fair value using a valuation technique using quoted observable prices for similar instruments as the primary input. Based on this valuation, the previously recorded fair value is adjusted to the current mark-to-market position. The mark-to-market gain or loss is placed in level 2 of the fair value hierarchy. The interest rate swap is designated as a cash flow hedge for accounting purposes and accordingly, gains and losses on changes in the fair value of the interest rate swap are included in other comprehensive income on the consolidated statements of operations. For the year ended December 31, 2011, a $635 gain, net of income taxes of $195, has been recorded in other comprehensive earnings due to the change in fair value for this derivative.

(d)        Foreign forward currency contracts

As part of its risk management strategy, the Company enters into forward foreign exchange contracts to reduce its exposure to fluctuations in foreign currency exchange rates. For any open forward foreign exchange contracts at period end, the contract rate is compared to the forward rate, and a gain or loss is recorded. These contracts are placed in level 2 of the fair value hierarchy, as the inputs used in making the fair value determination are derived from and are corroborated by observable market data. While these forward foreign exchange contracts typically represent economic hedges that are not designated as hedging instruments, certain of these contracts may be designated as hedges. At December 31, 2011 the Company had open forward foreign exchange contracts with a notional value of €6,492, Cdn $3,695 and U.S. $11,156 that resulted in an unrealized loss of $149 which is included in foreign exchange gain on the consolidated statements of operations.

(e)        Contingent consideration

The fair value measurement of contingent consideration arising from business acquisitions (see note 2) is determined using unobservable (level 3) inputs. These inputs include (i) the estimated amount and timing of the projected cash flows on which the contingency is based; and (ii) the risk-adjusted discount rate used to present value those cash flows.

The following table presents a reconciliation of contingent consideration liabilities measured on a recurring basis for the year ended December 31, 2011.

	Balance,				Balance,
	January 1,		Fair value		December 31,
	2011	Additions(1)	adjustments(2)	Accretion(3)	2011
Contingent consideration	(4,504)	(1,051)	1,235	(136)	(4,456)

(1)       Represents acquisition-date fair value (see note 2).

(2)       Amount reflects changes in the probability of achievement of the factors on which the contingencies are based, which amount is included in other expense, net on the consolidated statements of operations (see notes 2 and 14).

(3)       Represents accretion of interest expense, which is included in interest expense, net on the consolidated statements of operations.